Accounts receivable and Others	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Accounts receivable and others
7.	Accounts receivable and others

	December 31,	December 31,
	2020	2019
Trade receivables	$943	$44
Tax credits and government grants receivable	1,808	1,546
Sales taxes receivable	431	863
Restricted cash	178	—
Other receivables	721	1,633
	$4,081	$4,086

Restricted cash is composed of a guaranteed investment certificate, bearing interest at 0.35% per annum (at December 31, 2019, bearing interest at 0.35%), pledged as collateral for a letter of credit to a landlord.